Taxation - Disclosure Of Detailed Information Of Deferred Taxes (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The deferred tax assets comprise temporary differences attributable to:
Credit loss allowances on financial asset	¥ 337	¥ 9
Total deferred tax assets	¥ 337	¥ 9	¥ 0